UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of parent company condensed statements of income and comprehensive income (loss) (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Parent company condensed statements of income and comprehensive income
General and administrative expenses	¥ 7,490,194	$ 1,045,591	¥ 1,550,235
Research and development expenses	873,959	122,000	213,122
INCOME / (LOSS) FROM OPERATIONS	(5,006,716)	(698,910)	6,498,778
Interest income	442	62	15,639
Other expenses, net	572,740	79,951	(288,050)
INCOME / (LOSS) BEFORE INCOME TAXES	(4,543,143)	(634,198)	6,176,725
NET INCOME / (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	(4,481,440)	(625,585)	5,173,547
Foreign currency translation adjustment	(678,443)	(94,707)	408,495
TOTAL COMPREHENSIVE INCOME / (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	(5,159,883)	(720,292)	5,582,042
Parent company | Reportable Legal Entities
Parent company condensed statements of income and comprehensive income
General and administrative expenses	3,465,275	483,734	285,197
Research and development expenses	43,415	6,061	43,334
INCOME / (LOSS) FROM OPERATIONS	(3,508,690)	(489,795)	(328,521)
Interest income			14,625
Other expenses, net	(4,751)	(663)
Equity in gain (loss) of subsidiaries	(967,999)	(135,127)	5,487,453
INCOME / (LOSS) BEFORE INCOME TAXES	(4,481,440)	(625,585)	5,173,547
NET INCOME / (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	(4,481,440)	(625,585)	5,173,547
Foreign currency translation adjustment	(678,443)	(94,707)	408,495
TOTAL COMPREHENSIVE INCOME / (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	¥ (5,159,883)	$ (720,292)	¥ 5,582,042